UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of December 31, 2017 (Unaudited)

Deutsche Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 15.7%
Auto Components 2.3%
Fox Factory Holding Corp.*	86,773	3,371,131
Gentherm, Inc.*	70,856	2,249,678
Tenneco, Inc.	83,499	4,888,032
		10,508,841
Diversified Consumer Services 2.6%
Bright Horizons Family Solutions, Inc.*	51,721	4,861,774
K12, Inc.*	231,292	3,677,543
ServiceMaster Global Holdings, Inc.*	62,993	3,229,651
		11,768,968
Hotels, Restaurants & Leisure 2.5%
Del Taco Restaurants, Inc.*	267,828	3,246,075
Hilton Grand Vacations, Inc.*	78,846	3,307,590
Jack in the Box, Inc.	48,855	4,793,164
		11,346,829
Household Durables 2.1%
Helen of Troy Ltd.*	48,876	4,709,203
iRobot Corp.* (a)	59,189	4,539,796
		9,248,999
Media 2.0%
Cinemark Holdings, Inc.	91,691	3,192,680
Sinclair Broadcast Group, Inc. "A" (a)	158,121	5,984,880
		9,177,560
Specialty Retail 3.1%
Burlington Stores, Inc.*	37,482	4,611,410
The Children's Place, Inc.	33,473	4,865,301
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,853	4,440,322
		13,917,033
Textiles, Apparel & Luxury Goods 1.1%
Carter's, Inc.	24,458	2,873,571
Hanesbrands, Inc. (a)	89,662	1,874,832
		4,748,403
Consumer Staples 3.6%
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	35,646	3,990,213
Food Products 1.1%
Hain Celestial Group, Inc.*	84,390	3,577,292
SunOpta, Inc.* (a)	218,234	1,683,767
		5,261,059
Household Products 1.6%
Church & Dwight Co., Inc.	44,299	2,222,481
Spectrum Brands Holdings, Inc.	43,726	4,914,802
		7,137,283
Energy 3.6%
Energy Equipment & Services 2.2%
Dril-Quip, Inc.*	95,869	4,572,952
Oil States International, Inc.*	137,377	3,887,769
SEACOR Marine Holdings, Inc.*	134,536	1,574,071
		10,034,792
Oil, Gas & Consumable Fuels 1.4%
Matador Resources Co.*	195,847	6,096,717
Financials 5.2%
Banks 2.0%
FCB Financial Holdings, Inc. "A"*	81,540	4,142,232
Pinnacle Financial Partners, Inc.	12,611	836,109
South State Corp.	37,253	3,246,599
TriState Capital Holdings, Inc.*	39,605	910,915
		9,135,855
Capital Markets 2.0%
Affiliated Managers Group, Inc.	15,215	3,122,879
Moelis & Co. "A"	116,145	5,633,032
		8,755,911
Insurance 1.2%
Progressive Corp.	99,239	5,589,141
Health Care 20.5%
Biotechnology 10.3%
Acceleron Pharma, Inc.*	118,778	5,040,938
Aimmune Therapeutics, Inc.*	105,833	4,002,604
Alkermes PLC*	43,229	2,365,923
Amicus Therapeutics, Inc.*	79,135	1,138,753
Arena Pharmaceuticals, Inc.*	37,698	1,280,601
BioMarin Pharmaceutical, Inc.*	50,016	4,459,927
Bluebird Bio, Inc.*	21,959	3,910,898
Clovis Oncology, Inc.*	53,672	3,649,696
Emergent BioSolutions, Inc.*	57,247	2,660,268
Heron Therapeutics, Inc.* (a)	211,668	3,831,191
Ligand Pharmaceuticals, Inc.*	49,456	6,772,010
Neurocrine Biosciences, Inc.*	31,623	2,453,628
Retrophin, Inc.*	207,176	4,365,198
TESARO, Inc.*	5,557	460,509
		46,392,144
Health Care Equipment & Supplies 1.5%
Cardiovascular Systems, Inc.*	147,611	3,496,905
Integra LifeSciences Holdings Corp.*	64,822	3,102,381
		6,599,286
Health Care Providers & Services 5.5%
BioScrip, Inc.* (a)	1,271,425	3,699,847
Centene Corp.*	28,427	2,867,716
Molina Healthcare, Inc.*	132,079	10,127,818
Providence Service Corp.*	64,024	3,799,184
RadNet, Inc.*	151,985	1,535,048
Tivity Health, Inc.*	77,157	2,820,088
		24,849,701
Health Care Technology 1.3%
athenahealth, Inc.*	17,885	2,379,421
HMS Holdings Corp.*	209,316	3,547,906
		5,927,327
Pharmaceuticals 1.9%
Avadel Pharmaceuticals PLC (ADR)*	286,909	2,352,654
Pacira Pharmaceuticals, Inc.*	134,874	6,156,998
		8,509,652
Industrials 18.1%
Aerospace & Defense 2.2%
Ducommun, Inc.*	35,539	1,011,085
HEICO Corp.	58,053	5,477,300
TransDigm Group, Inc.	12,910	3,545,344
		10,033,729
Airlines 0.9%
JetBlue Airways Corp.*	180,740	4,037,732
Building Products 0.7%
Masonite International Corp.*	42,616	3,159,976
Commercial Services & Supplies 1.9%
Advanced Disposal Services, Inc.*	203,442	4,870,401
UniFirst Corp.	22,751	3,751,640
		8,622,041
Construction & Engineering 0.3%
Primoris Services Corp.	40,351	1,097,144
Electrical Equipment 1.1%
Thermon Group Holdings, Inc.*	214,716	5,082,328
Machinery 8.8%
Hyster-Yale Materials Handling, Inc.	46,048	3,921,448
IDEX Corp.	37,382	4,933,303
Kennametal, Inc.	174,464	8,445,802
Kornit Digital Ltd.* (a)	136,559	2,205,428
Timken Co.	107,319	5,274,729
WABCO Holdings, Inc.*	48,589	6,972,521
Welbilt, Inc.*	326,718	7,681,140
		39,434,371
Trading Companies & Distributors 2.2%
Rush Enterprises, Inc. "A"*	192,114	9,761,312
Information Technology 23.2%
Electronic Equipment, Instruments & Components 4.4%
Belden, Inc.	88,419	6,823,294
Cognex Corp.	68,044	4,161,571
IPG Photonics Corp.*	40,180	8,603,744
		19,588,609
Internet Software & Services 2.2%
CoStar Group, Inc.*	30,643	9,099,439
Five9, Inc.*	32,208	801,335
		9,900,774
IT Services 5.6%
Broadridge Financial Solutions, Inc.	56,986	5,161,792
Euronet Worldwide, Inc.*	19,419	1,636,439
Global Payments, Inc.	47,391	4,750,474
MAXIMUS, Inc.	74,339	5,321,186
WEX, Inc.*	30,024	4,240,289
WNS Holdings Ltd. (ADR)*	106,682	4,281,149
		25,391,329
Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	94,448	6,373,351
Ambarella, Inc.*	8,271	485,921
Applied Materials, Inc.	87,211	4,458,226
Cypress Semiconductor Corp.	135,238	2,061,027
Inphi Corp.* (a)	48,878	1,788,935
		15,167,460
Software 7.2%
Altair Engineering, Inc. "A"*	22,692	542,793
Aspen Technology, Inc.*	124,213	8,222,900
Intuit, Inc.	21,634	3,413,412
Proofpoint, Inc.*	68,621	6,094,231
QAD, Inc. "A"	41,560	1,614,606
Take-Two Interactive Software, Inc.*	22,400	2,459,072
TiVo Corp.	124,487	1,941,997
Tyler Technologies, Inc.*	26,553	4,701,209
Varonis Systems, Inc.*	73,700	3,578,135
		32,568,355
Technology Hardware, Storage & Peripherals 0.4%
Super Micro Computer, Inc.*	87,504	1,831,021
Materials 5.7%
Chemicals 3.8%
Huntsman Corp.	57,194	1,903,988
KMG Chemicals, Inc.	83,785	5,536,513
Minerals Technologies, Inc.	70,967	4,886,078
Trinseo SA	68,567	4,977,964
		17,304,543
Construction Materials 1.1%
Eagle Materials, Inc.	43,066	4,879,378
Containers & Packaging 0.8%
Berry Global Group, Inc.*	60,022	3,521,491
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	189,187	5,157,237
SBA Communications Corp. *	13,699	2,237,869
Urban Edge Properties	179,970	4,587,435
		11,982,541
Total Common Stocks (Cost $348,383,065)		442,359,848
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $212,100)	2,121	315,597
Securities Lending Collateral 2.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.21% (c) (d) (Cost $10,673,841)	10,673,841	10,673,841
Cash Equivalents 1.8%
Deutsche Central Cash Management Government Fund, 1.30% (c) (Cost $8,401,205)	8,401,205	8,401,205
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $367,670,211)	102.6	461,750,491
Other Assets and Liabilities, Net	(2.6)	(11,915,580)
Net Assets	100.0	449,834,911

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2017 amounted to $10,279,535, which is 2.3% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$442,359,848	$—	$—	$442,359,848
Convertible Preferred Stock	—	—	315,597	315,597
Short-Term Investments (e)	19,075,046	—	—	19,075,046
Total	$461,434,894	$—	$315,597	$461,750,491

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018